Equity (Details) - Schedule of Accumulated Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accumulated Other Comprehensive Incomeloss [Abstract]
Accumulated foreign currency translation adjustments	$ (10,340)	$ (6,585)
Accumulated unrealized gain on derivative instruments, net	26	26
Total other comprehensive income (loss)	$ (10,314)	$ (6,559)